Deferred Tax - Schedule of Loss Carryforward Period and Deferred Corporate Income Tax Assets Not Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [Line Items]
Gross amounts	€ 969	€ 716
Not recognized deferred tax asset	308	246
Less than 5 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	28	58
Not recognized deferred tax asset	13	16
Over 5 through 10 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	1	7
Not recognized deferred tax asset	0	2
Over 10 through 15 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	0
Not recognized deferred tax asset	65	59
Over 15 through 20 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	0
Not recognized deferred tax asset	0
Indefinitely [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	939	651
Not recognized deferred tax asset	€ 231	€ 169